Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investments Accounted for Using the Equity Method

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Investments in associates	$12,335,239	$16,500,670	$594,833
Investments in joint ventures	471,434	495,930	17,878

	$12,806,673	$16,996,600	$612,711

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

Name of Associate	Main Business	Operating Location	Carrying Amount as of December 31
			2020	2021
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$6,670,035	$9,873,978	$355,947
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,406,843	2,717,250	97,954
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	1,848,588	1,859,542	67,035
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,352,760	1,828,921	65,931
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	270,087	258,757	9,328
Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	—	210,937	7,604
Deca Technologies Inc. (”DECA”)	Holding company with group engaged in the development of wafer level packaging and interconnect technology	U.S.A.	87,075	51,434	1,854

			12,635,388	16,800,819	605,653
	Less: Deferred gain on transfer of land		300,149	300,149	10,820

			$12,335,239	$16,500,670	$594,833

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2020	2021

Yann Yuan	32.21%	29.45%
ChipMOS	10.85%	10.85%
MU	42.23%	42.23%
HC	26.22%	26.22%
HCK	27.31%	27.31%
CHIPLETZ	—	20.82%
DECA	17.85%	17.85%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
5)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

ChipMOS	$2,710,572	$3,835,045	$138,250

HC	$1,317,692	$2,141,249	$77,190

Summary of Aggregate Information of Associates that are Not Individually Material
6 )	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net i ncome	$321,413	$545,833	$872,697	$31,460
Other comprehensive income	1,401,453	2,784,094	3,624,403	130,656

Total comprehensive income	$1,722,866	$3,329,927	$4,497,100	$162,116

Summary Of Investments In Joint Ventures Accounted For Using The Equity Method And Summary Of Aggregate Information Of The Joint Venture That Is Not Individually Material
1)	Investment in joint ventures that was not individually material and accounted for using the equity method consisted of the following:

Name of Joint Venture	Main Business	Operating Location	Carrying Amount as of December 31
			2020	2021
			NT$	NT$	US$ (Note 4)

SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and manufacturing of electronic products	China	$471,434	$495,930	$17,878

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2020	2021

SUMA-USI	49.00%	49.00%

4)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net income (loss)	$(139,137)	$1,780	$27,003	$973
Other comprehensive income (loss)	(3,169)	3,881	—	—

Total comprehensive income (loss)	$(142,306)	$5,661	$27,003	$973